UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21671

RMR PREFERRED DIVIDEND FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Preferred Dividend Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan

State Street Bank and Trust Company

  2 Avenue De Lafayette, 6th Floor

Boston, Massachusetts 02111

Elizabeth Watson, Esq.

State Street Bank and Trust Company

 2 Avenue De Lafayette, 6th Floor

Boston, Massachusetts 02111

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of investments.

RMR Preferred Dividend Fund

Portfolio of Investments  –  September 30, 2007 (unaudited)

Company	Shares	Value
Preferred Stocks – 129.4%
Real Estate Investment Trusts – 114.1%
Apartments – 10.3%
Apartment Investment & Management Co., Series G	56,400	$1,424,100
Apartment Investment & Management Co., Series T	10,000	247,500
Associated Estates Realty Corp., Series B	39,800	1,014,900
Mid-America Apartment Communities, Inc., Series H	41,400	1,035,000
		3,721,500
Diversified – 12.0%
Colonial Properties Trust, Series D	10,000	253,900
Cousins Properties, Inc., Series B	17,000	409,360
Digital Realty Trust, Inc., Series A	56,200	1,436,472
LBA Realty LLC, Series B	25,000	501,250
Lexington Realty Trust, Series B	69,000	1,701,540
		4,302,522
Health Care – 3.2%
LTC Properties, Inc., Series F	4,000	97,040
OMEGA Healthcare Investors Inc., Series D	43,200	1,069,632
		1,166,672
Hospitality – 46.3%
Ashford Hospitality Trust, Series A	58,000	1,370,250
Ashford Hospitality Trust, Series D	7,200	167,760
Eagle Hospitality Properties Trust, Inc., Series A	95,000	1,710,000
Entertainment Properties Trust, Series B	9,100	218,127
Entertainment Properties Trust, Series D	10,000	225,500
Equity Inns, Inc., Series B	83,800	1,445,550
Equity Inns, Inc., Series C	18,900	305,235
FelCor Lodging Trust, Inc., Series C	167,400	3,975,750
Hersha Hospitality Trust, Series A	99,500	2,358,150
Host Marriott Corp., Series E	15,000	384,375
LaSalle Hotel Properties, Series E	70,000	1,716,400
Strategic Hotels & Resorts, Inc., Series A	13,000	313,300
Strategic Hotels & Resorts, Inc., Series B	39,100	936,836
Strategic Hotels & Resorts, Inc., Series C	27,200	644,640
Sunstone Hotel Investors, Inc., Series A	36,500	863,225
		16,635,098
Mortgage – 12.8%
Accredited Mortgage Loan REIT Trust, Series A	1,500	20,700
American Home Mortgage Investment Corp., Series A	74,300	96,590
Anthracite Capital, Inc., Series C	3,000	67,800
Anthracite Capital, Inc., Series D	51,000	1,024,590
Gramercy Capital Corp., Series A	20,000	450,200
MFA Mortgage Investments, Inc., Series A	40,000	938,800
Newcastle Investment Corp., Series B	28,000	670,600
NorthStar Realty Finance Corp., Series A	20,000	430,000
NorthStar Realty Finance Corp., Series B	36,000	720,000
RAIT Financial Trust, Series C	12,700	187,960
		4,607,240
Office – 17.9%
Alexandria Real Estate Equities, Inc., Series C	60,000	1,506,000
BioMed Realty Trust, Inc., Series A	35,000	813,750
Corporate Office Properties Trust, Series G	5,900	147,323
DRA CRT Acquisition Corp., Series A	40,060	876,513
Kilroy Realty Corp., Series E	600	14,817
Kilroy Realty Corp., Series F	44,100	1,052,226
Parkway Properties, Inc., Series D	41,000	1,020,900
SL Green Realty Corp., Series D	40,000	1,008,800
		6,440,329

See notes to portfolio of investments.

Company	Shares or Principal Amount	Value
Preferred Stocks– continued
Real Estate Investment Trusts – continued
Retail – 11.6%
Cedar Shopping Centers, Inc., Series A	42,000	$1,060,920
Glimcher Realty Trust, Series F	30,000	728,100
Glimcher Realty Trust, Series G	15,000	352,800
Ramco-Gershenson Properties Trust, Series B	35,600	890,178
Taubman Centers, Inc., Series G	45,000	1,125,000
		4,156,998
Total Real Estate Investment Trusts (Cost $46,119,041)		41,030,359
Other – 15.3%
Ford Motor Co., 6/15/43 Series	9,400	173,994
General Motors Corp., 5/15/48 Series	26,100	489,375
Great Atlantic & Pacific Tea Co., 8/01/39 Series	87,800	2,223,974
Hilltop Holdings, Inc., Series A	97,200	2,213,244
Red Lion Hotels Corp., 2/19/44 Series	15,925	405,291
Total Other (Cost $5,749,754)		5,505,878
Total Preferred Stocks (Cost $51,868,795)		46,536,237

Common Stocks – 10.4%
Real Estate Investment Trusts – 7.8%
Diversified – 1.0%
Colonial Properties Trust	9,800	336,140
Health Care – 0.8%
Care Investment Trust, Inc. (a)	10,600	127,200
Medical Properties Trust, Inc.	11,275	150,183
		277,383
Mortgage – 5.6%
Abingdon Investment, Ltd. (b)	150,000	1,324,500
Alesco Financial, Inc.	142,500	701,100
		2,025,600
Retail – 0.1%
Feldman Mall Properties, Inc.	5,000	37,800

Storage – 0.3%
U-Store-It Trust	8,900	117,480
Total Real Estate Investment Trusts (Cost $3,628,334)		2,794,403
Other – 2.6%
American Capital Strategies, Ltd.	10,700	457,211
Iowa Telecommunication Services, Inc.	24,500	486,325
Total Other (Cost $962,395)		943,536
Total Common Stocks (Cost $4,590,729)		3,737,939

Debt Securities – 17.2%
Ford Motor Co., 7.75%, 06/15/2043	$2,210,000	1,646,450
Ford Motor Co., 8.90%, 01/15/2032	557,000	459,525
General Motors Corp., 8.375%, 07/15/2033	2,000,000	1,752,500
Six Flags, Inc., 9.75%, 04/15/2013	2,740,000	2,322,150
Total Debt Securities (Cost $6,530,803)		6,180,625

Other Investment Companies – 3.4%
Alpine Total Dynamic Dividend Fund	22,295	438,097
Cornerstone Strategic Value Fund, Inc.	22,000	164,120
Eaton Vance Enhanced Equity Income Fund II	800	15,328
LMP Real Estate Income Fund, Inc.	4,260	84,092
Neuberger Berman Real Estate Securities Income Fund, Inc.	15,000	231,150
Neuberger Berman Realty Income Fund, Inc.	10,800	224,964
The Zweig Total Return Fund, Inc.	17,750	86,442
Total Other Investment Companies (Cost $1,315,366)		1,244,193

Short-Term Investments – 0.4%
Other Investment Companies – 0.4%
Dreyfus Cash Management, Institutional Shares, 5.18% (c) (Cost $142,207)	142,207	142,207

See notes to portfolio of investments.

Total Investments – 160.8% (Cost $64,447,900) (d)	57,841,201

Other assets less liabilities – 1.7%	628,439

Preferred Shares, at liquidation preference – (62.5)%	(22,500,000)

Net Assets applicable to common shareholders – 100%	$35,969,640

Notes to Portfolio of Investments

(a)	As of September 30, 2007, this security had not paid a distribution.
(b)	144A securities. Securities restricted for resale to Qualified Institutional Buyers (3.7% of net assets).
(c)	Rate reflects 7 day yield as of September 30, 2007.
(d)

Although subject to adjustments to the extent 2007 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of September 30, 2007, are as follows:

Cost	$64,447,900

Gross unrealized appreciation	$222,597
Gross unrealized depreciation	(6,829,296)
Net unrealized depreciation	$(6,606,699)

Reference should be made to the Fund’s financial statements for the year ended December 31, 2006, and six months ended June 30, 2007, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR PREFERRED DIVIDEND FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 9, 2007

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 9, 2007